Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Nadine Rosin
Vice President &
Senior Counsel
Phone: 860-466-2832
Nadine.Rosin@LFG.com
VIA EDGAR

April 20, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Post-Effective Amendment No. 1 to the Registration Statement
on Form S-3 for The Lincoln National Life Insurance Company
File No. 333-238932

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of Post-Effective Amendment No. 1 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed for the purpose of adding a new index and two new investment options to certain registered index-linked variable annuity contracts under this registration statement, beginning June 24, 2021.  We anticipate the effective date of this filing to be on or around June 20, 2021.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,
/s/ Nadine Rosin

Nadine Rosin